Loans and Allowance for Credit Losses - Disclosure of Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 666,631	$ 621,956
Allowance for loan losses	(5,639)	(3,100)
Loans, net of allowance for credit losses	660,992	618,856
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	342,597	308,091
Allowance for loan losses	(515)	(402)
Loans, net of allowance for credit losses	342,082	307,689
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	92,011	92,250
Allowance for loan losses	(1,185)	(762)
Loans, net of allowance for credit losses	90,826	91,488
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	17,626	20,311
Allowance for loan losses	(1,211)	(791)
Loans, net of allowance for credit losses	16,415	19,520
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	5,742	5,434
Allowance for loan losses	(123)	(50)
Loans, net of allowance for credit losses	5,619	5,384
Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	208,655	195,870
Allowance for loan losses	(2,605)	(1,095)
Loans, net of allowance for credit losses	206,050	194,775
Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	232,381	214,200
Allowance for loan losses	(176)	(225)
Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	361,027	332,021
Allowance for loan losses	(187)	(70)
Canada [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	548,215	518,677
Canada [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	319,287	287,767
Canada [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	79,778	81,547
Canada [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	17,060	19,617
Canada [member] | Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	5,742	5,434
Canada [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	126,348	124,312
Canada [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	226,439	208,336
Canada [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	111,860	101,017
United States [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	94,096	78,632
United States [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	20,331	17,012
United States [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	9,050	7,399
United States [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	340	439
United States [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	64,375	53,782
United States [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	4,314	5,063
United States [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	184,308	176,022
Other International [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	24,320	24,647
Other International [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	2,979	3,312
Other International [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,183	3,304
Other International [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	226	255
Other International [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	17,932	17,776
Other International [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	1,628	801
Other International [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 64,859	$ 54,982